DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)    The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As of October 10, 1999, the Company also began providing telephone services in all the country.

In November 2017, the Company merged with Telecom Personal, so, since that date, it provides directly mobile telecommunications services.

As a consequence of the merger with Cablevisión (accounted for as a reverse acquisition on January 1, 2018), the Company provides cable television services through networks installed in different localities in Argentina and Uruguay.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services, among others, in Argentina. Additionally, through its subsidiaries, it also provides diverse ICT Services in Uruguay, Paraguay, USA and Chile.

Moreover, through its controlled companies Micro Sistemas, Personal Envíos and CrediPay, the Company provides fintech services related to the use of electronic means of payment, transfers and/or electronic use of money, among others.

As of December 31, 2024, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina’s
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Micro Sistemas (a)	Services related to the use of electronic payment media	Argentina	100.00%
Manda (b)	Holding	Argentina	100.00%
RISSAU (b)	Broadcasting services	Argentina	100.00%
AVC (c)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Holding	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome (d)	Security solutions and services	Argentina	100.00%
NYS2 (d)	ICT Services and Audiovisual Communication Services	Argentina	100.00%
NYSSAU (c)	Provision of internet access services	Argentina	100.00%
TSMA (e)	Community Closed-Circuit Television	Argentina	100.00%
Ubiquo (f)	Cybersecurity services and products	Chile	95.00%
Núcleo (g)	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos (h)	Mobile financial services	Paraguay	67.50%
CrediPay (d) (i)	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (j)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Parklet (d) (k)	Development and provision of digital platforms	Uruguay	100.00%
MFH (a)(h)	Holding	USA	100.00%
Naperville (b)	Holding	USA	100.00%
Saturn (b)	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)	As of December 19, 2024, MFH directly controls Micro Sistemas.
(b)	The companies Naperville and Saturn were indirectly acquired in May and July, 2024, by the subsidiary Televisión Dirigida. Naperville and Saturn have a 76.63% and 23.27% shareholding in Manda, respectively, which in turn owns 100% of RISSAU. For further details, see Note 28. 2).
(c)	On December 4, 2024, the Board of Directors of Telecom Argentina and the Boards of Directors of NYSSA and AVC, approved the initiation of the process leading to the corporate reorganization consisting of the merger by absorption of NYSSA and AVC (as absorbed companies) by Telecom (absorbing company), effective as of January 1, 2025, from which date the operations of NYSSA and AVC should be considered as carried out by Telecom Argentina.
(d)	As of the date of issuance of these consolidated financial statements, these subsidiaries are dormant entities.
(e)	In September 2024, the Company acquired an additional 49.9% equity interest in TSMA by exchanging 49.9% of its equity interest in Ver TV. For more details, see Note 28.1).
(f)	Company indirectly acquired by the subsidiary Opalker on June 20, 2023.
(g)	During June 2024, the merger by absorption between Núcleo (absorbing company) with Tuves Paraguay S.A. (absorbed company) has taken place.
(h)	Since May 2024, the subsidiary MFH directly controls Personal Envíos.
(i)	On August 19, 2024, the subsidiary MFH established the company CrediPay in the Republic of Paraguay (with a 67.5% ownership) - whose corporate purpose is the granting of loans, financing, purchase of goods and services, as well as the development of payment networks, with the aim of participating in and investing in companies related to financial activities-, with the purpose of participating in and investing in companies related to financial activities.
(j)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A..
(k)	Company indirectly acquired by the subsidiary Opalker on December 9, 2024 generating a goodwill of $4 million.

b)    Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit, according to the current regulatory context of the converged ICT Services industry (adding to the same segment the activities related to mobile services, internet services, cable television and fixed and data services, services governed by the same regulatory framework of ICT Services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding costs, they are not specifically allocated to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). Further, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and are not allocated specifically to one of them.

Additionally, Telecom, through Micro Sistemas, develops activities in the fintech industry in Argentina. Telecom also carries out activities abroad (Paraguay, USA, Uruguay and Chile).

The operations that Telecom develops through Micro Sistemas, and those developed abroad, are not analyzed as a separate segment by the Executive Committee and the CEO, considering that they are not considered as individually significant. These operations do not meet the aggregation criteria established by the standard to be grouped within the “ICT Services in Argentina” segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category “Other segments”.

The Executive Committee and the CEO continue to monitor these business to evaluate the manner in which its performance is reviewed and, eventually, its consideration as a separate reportable segment provided it complies with the requirements established by IFRS Accounting Standards to that effect.

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income tax, financial results, earnings (losses) from associates and joint ventures, and depreciation, amortization and impairment of Fixed Assets.

Presented below is the Segment financial information for the years ended December 31, 2024, 2023 and 2022:

◻	Consolidated Income Statement as of December 31, 2024

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	3,165,736	664,201	3,829,937	266,915	63,773	330,688	(23,029)	4,137,596
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(823,975)	(169,612)	(993,587)	(24,450)	(5,718)	(30,168)	—	(1,023,755)
Fees for services, maintenance, materials and supplies	(393,042)	(118,206)	(511,248)	(35,839)	(8,599)	(44,438)	5,229	(550,457)
Taxes and fees with the Regulatory Authority	(258,519)	(53,793)	(312,312)	(10,931)	(2,379)	(13,310)	—	(325,622)
Commissions and advertising	(133,932)	(24,889)	(158,821)	(62,477)	(14,085)	(76,562)	3,157	(232,226)
Programming and content costs	(172,422)	(34,428)	(206,850)	(25,570)	(6,596)	(32,166)	—	(239,016)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(429,466)	(126,821)	(556,287)	(47,831)	(12,168)	(59,999)	14,643	(601,643)
Adjusted EBITDA	954,380	136,452	1,090,832	59,817	14,228	74,045	—	1,164,877

Depreciation, amortization and impairment of Fixed Assets								(1,311,344)
Operating loss								(146,467)
Losses from associates and joint ventures								(11,474)
Financial results from borrowings								1,455,571
Other financial results, net								144,776
Income before income tax								1,442,406
Income tax expense								(409,154)
Net income								1,033,252

Attributable to:
Controlling Company								1,012,404
Non-controlling interest								20,848
								1,033,252

◻	Consolidated Income Statement as of December 31, 2023

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	1,053,442	3,134,943	4,188,385	81,877	234,945	316,822	(21,235)	4,483,972
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(279,608)	(809,275)	(1,088,883)	(8,277)	(23,151)	(31,428)	—	(1,120,311)
Fees for services, maintenance, materials and supplies	(131,861)	(399,380)	(531,241)	(9,292)	(26,177)	(35,469)	3,319	(563,391)
Taxes and fees with the Regulatory Authority	(83,591)	(249,546)	(333,137)	(2,968)	(8,373)	(11,341)	—	(344,478)
Commissions and advertising	(52,319)	(158,226)	(210,545)	(13,346)	(40,395)	(53,741)	1,659	(262,627)
Programming and content costs	(55,317)	(164,208)	(219,525)	(8,532)	(24,923)	(33,455)	—	(252,980)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(145,951)	(488,140)	(634,091)	(15,714)	(44,923)	(60,637)	16,257	(678,471)
Adjusted EBITDA	304,795	866,168	1,170,963	23,748	67,003	90,751	—	1,261,714

Depreciation, amortization and impairment of Fixed Assets								(1,534,060)
Operating loss								(272,346)

Losses from associates and joint ventures								(4,111)
Financial results from borrowings								(1,381,290)
Other financial results, net								377,419
Income before income tax								(1,280,328)
Income tax benefit								736,601
Net loss								(543,727)

Attributable to:
Controlling Company								(561,242)
Non-controlling interest								17,515
								(543,727)

◻	Consolidated Income Statement as of December 31, 2022

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	505,735	4,136,903	4,642,638	36,650	298,266	334,916	(32,735)	4,944,819
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(135,282)	(1,085,608)	(1,220,890)	(2,551)	(20,716)	(23,267)	5,452	(1,238,705)
Fees for services, maintenance, materials and supplies	(60,618)	(508,369)	(568,987)	(4,365)	(34,845)	(39,210)	8,348	(599,849)
Taxes and fees with the Regulatory Authority	(40,156)	(328,516)	(368,672)	(1,194)	(9,826)	(11,020)	—	(379,692)
Commissions and advertising	(27,422)	(220,882)	(248,304)	(5,868)	(45,955)	(51,823)	624	(299,503)
Programming and content costs	(29,442)	(242,395)	(271,837)	(4,285)	(34,063)	(38,348)	—	(310,185)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(75,866)	(639,722)	(715,588)	(6,571)	(54,196)	(60,767)	18,311	(758,044)
Adjusted EBITDA	136,949	1,111,411	1,248,360	11,816	98,665	110,481	—	1,358,841

Depreciation, amortization and impairment of Fixed Assets								(3,358,932)
Operating loss								(2,000,091)

Losses from associates and joint ventures								5,553
Financial results from borrowings								201,704
Other financial results, net								218,589
Income before income tax								(1,574,245)
Income tax benefit								179,733
Net loss								(1,394,512)

Attributable to:
Controlling Company								(1,409,383)
Non-controlling interest								14,871
								(1,394,512)

Additional information per geographical area is disclosed below:

	For the years ended December 31,
	2024	2023	2022
Revenues from customers located in Argentina	3,829,481	4,173,750	4,613,802
Revenues from foreign customers	308,115	310,222	331,017

CAPEX corresponding to the segment “ICT Services in Argentina”	496,921	971,493	778,983
CAPEX corresponding to the segment “Other segments”	72,430	80,735	86,340

	As of December 31,
	2024	2023
Fixed Assets corresponding to the segment “ICT Services in Argentina”	9,692,705	10,184,729
Fixed Assets corresponding to the segment “Other segments”	398,189	568,219

Borrowings corresponding to the segment “ICT Services in Argentina”	2,830,817	4,513,120
Borrowings corresponding to the segment “Other segments”	47,187	121,040

c)    Basis of Presentation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB. IFRS Accounting Standards also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires that the Company’s Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.u).

These consolidated financial statements are expressed in millions of Argentine pesos, on an accrual basis of accounting (except for the consolidated statement of cash flows), based on historical cost, except for certain financial assets and liabilities (includes DFI) that are measured at fair value and are prepared in current currency as of December 31, 2024 (see section d)).

These consolidated financial statements contain, additionally to all disclosures required under IFRS Accounting Standards, some disclosures required by the LGS and/or by the CNV.

The figures as of December 31, 2023 and for the years ended December 31, 2023 and 2022, which are disclosed in these consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates, according to what is described in section d). When applicable, certain reclassifications were made for comparative purposes.

These consolidated financial statements as of December 31, 2024, were authorized for issuance and approved by resolution of the Board of Directors’ meeting held on February 27, 2025.

d)    Financial reporting in hyperinflationary economies

Since Argentina has been considered a high-inflation economy for accounting purposes in accordance with IAS 29 since July 1, 2018, the financial information expressed in Argentine pesos is restated in current currency of December 31, 2024.

The table below shows the evolution of the indexes in the last three years according to official statistics (INDEC) in accordance with Resolution No. 539/18 of the FACPCE and the devaluation of the Argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2022	2023	2024

National Consumer Price Index (National CPI) (December 2016=100)	1,134.6	3,533.2	7,694.0

Variation in Prices
Annual	94.8%	211.4%	117.8%

Banco Nación US$/$ exchange rate	177.2	808.4	1,032.0

Variation in the exchange rate
Annual	72.5%	356.3%	27.7%

Below is a summary of the effect of applying IAS 29:

Restatement of the Statement of Financial Position and the Statement of Changes in Equity

The Company restated all the non-monetary items in current currency as of December 31, 2024. Each item must be restated since the date of the initial recognition or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2024.

Restatement of the Income Statement, the Statements of Comprehensive Income and the Statement of Cash Flows

In the Income Statement and the Statements of Comprehensive Income, items are restated in current currency as of December 31, 2024. The Company shall apply the monthly variations of CPI.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Financial cost and Other financial results, net.

The items of the Statement of Cash Flows are restated in current currency at the closing date. The restatement effect has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Investments in foreign companies

The subsidiaries that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Income (loss).